Condensed Balance Sheets (Parenthetical) (unaudited) - Mar. 31, 2015 - $ / shares	Total
Statement Of Financial Position [Abstract]
Common Stock, par value	$ 0.01
Common Stock, shares authorized	100
Common Stock, shares issued	1
Common Stock, shares outstanding	1